STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Bank First Retirement Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
TOTAL INVESTMENTS	$ 69,274,656	$ 67,946,629
Investments at contract value
Fully benefit-responsive investment contract	4,246,027	0
NET ASSETS AVAILABLE FOR BENEFITS	73,520,683	67,946,629
Mutual funds
Investments, at fair value:
TOTAL INVESTMENTS	41,217,928	40,443,186
Common collective fund
Investments, at fair value:
TOTAL INVESTMENTS	320,757	669,661
Pooled separate funds
Investments, at fair value:
TOTAL INVESTMENTS	5,367,199	4,913,696
Bank First Corporation common stock
Investments, at fair value:
TOTAL INVESTMENTS	$ 22,368,772	$ 21,920,086